UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Promethean Asset Management, LLC
Address:       55 Fifth Avenue, Floor 17
               New York, NY 10003

Form 13F File Number: 28-10097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          E. Kurt Kim
Title:         Chief Financial Officer
Phone:         212-702-5200

Signature, Place, and Date of Signing:

/s/ E. Kurt Kim               New York, NY                  08/14/08
---------------               -------------                --------------
  [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)
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
                              TITLE OF                        VALUE   SHRS/    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS            CUSIP        (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADAPTEC INC                   COM            00651F108         312     97,500  SH         DEFINED         01     97,500
AMAZON COM INC                COM            023135106         733     10,000  PUT        DEFINED         01     10,000
AMERICAN EAGLE OUTFITTERS     COM            02553E106         227     16,667  SH         DEFINED         01     16,667
APPLE INC                     COM            037833100       3,935     23,500  PUT        DEFINED         01     23,500
BERKSHIRE HATHAWAY INC        CL A           084670108         242          2  SH         DEFINED         01          2
BLACK & DECKER CORP           COM            091797100         230      4,000  PUT        DEFINED         01      4,000
COLUMBIA SPORTSWEAR CO        COM            198516106         441     12,000  SH         DEFINED         01     12,000
COMPUWARE CORP                COM            205638109         239     25,000  SH         DEFINED         01     25,000
DOT HILL SYS CORP             COM            25848T109         400    158,200  SH         DEFINED         01    158,200
DOWNEY FINL CORP              COM            261018105         175     63,000  PUT        DEFINED         01     63,000
DSP GROUP INC                 COM            23332B106         385     55,000  SH         DEFINED         01     55,000
EARTHLINK INC                 COM            270321102         518     59,900  SH         DEFINED         01     59,900
EXAR CORP                     COM            300645108         377     50,000  SH         DEFINED         01     50,000
FOOT LOCKER INC               COM            344849104         344     27,600  SH         DEFINED         01     27,600
GOOGLE INC                    CL A           38259P508       8,686     16,500  PUT        DEFINED         01     16,500
INFOSPACE INC                 COM NEW        45678T201         424     50,900  SH         DEFINED         01     50,900
ISHARES TR                    RUSSELL 2000   464287655       8,631    125,000  PUT        DEFINED         01    125,000
K-SWISS INC                   CL A           482686102         275     18,700  SH         DEFINED         01     18,700
MAXXAM INC                    COM            577913106         232      9,150  SH         DEFINED         01      9,150
OMNIVISION TECHNOLOGIES INC   COM            682128103       1,070     88,500  SH         DEFINED         01     88,500
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104      32,974    730,000  CALL       DEFINED         01    730,000
RACKABLE SYS INC              COM            750077109       1,537    114,700  SH         DEFINED         01    114,700
RADWARE LTD                   ORD            M81873107         132     15,000  SH         DEFINED         01     15,000
REALNETWORKS INC              COM            75605L104         495     75,000  SH         DEFINED         01     75,000
RESEARCH IN MOTION LTD        COM            760975102       3,390     29,000  PUT        DEFINED         01     29,000
STAMPS COM INC                COM NEW        852857200         779     62,400  SH         DEFINED         01     62,400
SYCAMORE NETWORKS INC         COM            871206108         378    117,400  SH         DEFINED         01    117,400
TELLABS INC                   COM            879664100         414     89,000  SH         DEFINED         01     89,000
WORLD ACCEP CORP              COM            981419104         236      7,000  PUT        DEFINED         01      7,000

                          29                               68,210

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         29
Form 13F Information Table Value Total:         $68,210
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-10099                       Promethean Investment Group, LLC

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